HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of profit loss and other comprehensive income relating to discontinued operations (Details) - USD ($) $ in Millions	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Aug. 05, 2022	Oct. 09, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue				$ 3,698	$ 3,755	$ 3,850
Profit / (loss) after tax for the period				(2,830)	(742)	681	[1]
Other comprehensive (loss)				2,797	105	(203)
Total comprehensive income / (loss)				347	96	598
Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit / (loss) after tax for the period				0	144	151
Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit / (loss) after tax for the period				$ 916	(164)	530
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue		$ 378				659
Operating expenses		(212)				(470)
Other expenses		(7)				(17)
Profit / (loss) before tax for the period		159				172
Income taxes		(15)				(21)
Profit / (loss) after tax for the period		144				151
Other comprehensive (loss)		(65)				(68)
Total comprehensive income / (loss)		$ 79				83
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue			$ 2,780		4,277	3,943
Operating expenses			(1,865)		(3,993)	(3,424)
Other expenses			42		(424)	(76)
Profit / (loss) before tax for the period			957		(140)	443
Income taxes			(41)		(24)	87
Profit / (loss) after tax for the period			916		(164)	530
Other comprehensive (loss)			(421)		(29)	(10)
Total comprehensive income / (loss)			495		(193)	520
Impairment loss recognised in profit or loss, goodwill	$ 281		$ 281		$ 446	$ 0

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10